Stock-Based Compensation - Summary of Stock Option Activity Under the Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Beginning balance	4,301,960	2,822,057
Number of Options, Granted		1,776,640
Number of Options, Cancellations and forfeitures		(174,960)
Number of Options, Exercised		(121,777)	(6,495,915)
Number of Options, Ending balance		4,301,960	2,822,057
Number of Options, Exercisable		1,833,000
Weighted-Average Exercise Price, Beginning balance	$ 2.35	$ 1.22
Weighted-Average Exercise Price, Granted		3.95
Weighted-Average Exercise Price, Cancellations and forfeitures		1.4
Weighted-Average Exercise Price, Exercised		1.04
Weighted-Average Exercise Price, Ending balance		2.35	$ 1.22
Weighted-Average Exercise Price, Exercisable		$ 1.15
Weighted-Average Remaining Contractual Term		7 years 8 months 12 days	6 years 9 months 18 days
Weighted-Average Remaining Contractual Term, Exercisable		5 years 6 months
Aggregate Intrinsic Value, Outstanding		$ 9,437	$ 1,743
Aggregate Intrinsic Value, Exercisable		$ 6,208
2010 Plan, 2020 Plan, 2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Beginning balance	4,301,960
Number of Options, Granted	257,683
Number of Options, Cancellations and forfeitures	(110,391)
Number of Options, Exercised	(179,023)
Number of Options, Ending balance	4,270,229	4,301,960
Number of Options, Exercisable	2,774,223
Weighted-Average Exercise Price, Beginning balance	$ 2.35
Weighted-Average Exercise Price, Granted	5.41
Weighted-Average Exercise Price, Cancellations and forfeitures	1.11
Weighted-Average Exercise Price, Exercised	2.24
Weighted-Average Exercise Price, Ending balance	2.57	$ 2.35
Weighted-Average Exercise Price, Exercisable	$ 2.02
Weighted-Average Remaining Contractual Term	4 years 3 months 18 days	7 years 8 months 12 days
Weighted-Average Remaining Contractual Term, Exercisable	4 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding	$ 7,958	$ 9,437
Aggregate Intrinsic Value, Exercisable	$ 6,482